Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
(Loss)/income from continuing operations	$ (76,880)	$ (15,240)	$ 17,581
Items not affecting cash and other items:
Share based compensation	15,055	7,229	8,399
Depreciation	489	758	1,067
Current tax expense	48	0	0
Deferred tax expense/(recovery)	420	(10,659)	10,659
Foreign exchange loss/(gain)	693	(2,147)	(13,774)
Share of loss of Cauchari-Olaroz Project	39,766	28,232	(16,211)
Loss on JEMSE receivable	9,261	0	0
Share of loss of Sal de la Puna	0	0	677
Share of loss of Sal de la Puna Project	256	176	866
Loss/(gain) on financial instruments measured at fair value	2,416	(12,530)	(22,379)
Finance income	(46,565)	(46,470)	(33,647)
Finance and other costs	30,884	25,134	25,362
Payment of interest on the convertible notes and debt facilities	(4,529)	(4,528)	(4,528)
Changes in non-cash working capital items:
Decrease in receivables, prepaids and deposits	(2,938)	(16,458)	(1,018)
Increase in accounts payable and accrued liabilities	1,668	20,342	3,009
Decrease/(increase) in net prepayments made for lithium carbonate	0	4,351	(4,353)
Cash used in operating activities by continuing operations	(29,956)	(21,810)	(28,290)
Cash used in operating activities by discontinued operations	0	0	(30,679)
Net cash used in operating activities	(29,956)	(21,810)	(58,969)
INVESTING ACTIVITIES
Proceeds from repayment of loans and interest by Exar Capital	3,920	26,476	0
Contribution to Investment in Cauchari-Olaroz project	0	(1,570)	(1,863)
Contribution to Investment in Sal de la Puna Project	(419)	(2,113)	0
Proceeds from withdrawal of short-term bank deposits	0	0	155,000
Additions to exploration and evaluation assets	(229)	(702)	(2,577)
Disposals of exploration and evaluation assets	3,009	0	0
Additions to property, plant and equipment	0	(971)	(5,291)
Cash provided/(used) in investing activities of continuing operations	6,281	(85,858)	77,702
Cash used in investing activities by discontinued operations	0	0	(116,804)
Net cash provided/(used) in investing activities	6,281	(85,858)	(39,102)
FINANCING ACTIVITIES
Proceeds from equity awards exercises	0	0	172
Financing costs related to separation	0	0	(15,647)
Cash distributed upon separation	0	0	(275,499)
Proceeds from Pastos Grandes Transaction	0	70,000	0
Financing costs	0	(455)	0
Lease payments	(332)	(774)	338
Cash (used)/provided by financing activities of continuing operations	(332)	68,771	(290,636)
Cash provided by financing activities of discontinued operations	0	0	302,755
Net cash (used)/provided by financing activities	(332)	68,771	12,119
Effect of foreign exchange on cash	(402)	2,147	13,774
CHANGE IN CASH AND CASH EQUIVALENTS	(24,409)	(36,750)	(72,178)
CASH AND CASH EQUIVALENTS - BEGINNING OF THE PERIOD	85,543	122,293	194,471
CASH AND CASH EQUIVALENTS - END OF THE PERIOD	61,134	85,543	122,293
Arena Minerals
INVESTING ACTIVITIES
Change in cash	0	0	(2,887)
Exar Capital
INVESTING ACTIVITIES
Loans	0	(41,978)	(64,680)
FINANCING ACTIVITIES
CASH AND CASH EQUIVALENTS - BEGINNING OF THE PERIOD	14,103
CASH AND CASH EQUIVALENTS - END OF THE PERIOD	16,823	14,103
Minera Exar
Items not affecting cash and other items:
Deferred tax expense/(recovery)	14,614	(72,833)	(124,587)
INVESTING ACTIVITIES
Loans	$ 0	$ (65,000)	$ 0